Material accounting policies and use of significant judgements and estimates	12 Months Ended
Dec. 31, 2025
Disclosure Of List Of Accounting Policies [Abstract]
Material accounting policies and use of significant judgements and estimates
Note 2 - Material accounting policies and use of significant judgements and estimates
Use of estimates and judgements
The preparation of these Consolidated Financial Statements requires management to make judgements, estimates, and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and other related financial items. Management reviews its estimates and assumptions on a regular basis; changes in accounting estimates are recognized in the period in which the estimates are revised, and prospectively thereafter. The judgements that management considers to have the most significant impact on these Consolidated Financial Statements, along with the areas of estimation uncertainty, including those that may result in material adjustments to the carrying amounts of assets or liabilities within the next financial year, are described below. In accordance with IAS 1 'Presentation of Financial Statements', the key sources of estimation uncertainty that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are: (i) impairment of property, plant and equipment and intangible assets, including goodwill; and (ii) net realizable value of inventory. These estimates require management to make assumptions about future market and economic conditions, including forecast revenue growth, volumes, pricing, cost development and discount rates. The assessment of impairment indicators and the measurement of any impairment involve estimation uncertainty, as they require assumptions about future production volumes, technological developments and the recoverable amount of the related assets. Changes in these assumptions could result in material adjustments to the carrying amounts of property, plant and equipment and intangible assets. Given the inherent uncertainty in these assumptions, changes in these factors could result in material adjustments to the carrying amounts of the related assets and liabilities within the next financial year.
•Going Concern – Refer to Note 1 - Basis of preparation.
◦Judgements: Management applies significant judgement in assessing the Group's ability to continue as a going concern, including evaluating forecast liquidity, access to financing, compliance with debt covenants, and the impact of macroeconomic and market conditions. These assessments require consideration of future business performance, funding arrangements, and the timing of expected cash flows. Changes in these assumptions could have a material impact on the Group's ability to continue as a going concern.
•Revenue – Polestar primarily generates revenue via its sales of vehicles, sales of carbon credits, sales of licenses and royalties, vehicle leasing, and sales of software and performance engineered kits. Refer to Note 4 - Revenue.
◦Judgements: Polestar uses significant judgement in determining when to recognize revenue related to vehicle sales and sales of carbon credits. Judgements are made to determine when control of a vehicle passes to the customer and the nature and timing of the satisfaction of other vehicle related performance obligations (i.e., revenue recognition over time versus a point in time). Judgements are made to determine when Polestar satisfies its performance obligations related to the transfer of its carbon credits since the legal and regulatory criteria for transfer and enforceable rights to consideration differ between programs and jurisdictions. This requires assessing, for each significant arrangement, whether Polestar has met all substantive conditions for the credits to be transferred and for consideration to be retained (for example, verification or certification milestones, counterparty approvals or cancellation rights). If these judgements were to change, the timing of revenue recognition for carbon credits could shift between reporting periods
◦Assumptions and estimates: Significant estimates and assumptions relate to Polestar's determination of the stand-alone selling price of vehicles and other performance obligations and to calculating residual value guarantees. Polestar considers internal cost and pricing data, supported by vehicle sales data from prior years to determine the stand-alone selling price. In providing residual value guarantees, Polestar makes estimates regarding the future residual values on certain vehicles, considering variables like recent car auction values, future price deteriorations, and repair and reconditioning costs. In estimating variable consideration, including residual value guarantees, the Group applies either the expected value method or the most likely amount method depending on the characteristics of the arrangement. These estimates are developed using a combination of internal historical data, observable market data (including third-party vehicle values), and forward-looking assumptions regarding market demand and pricing trends. Where relevant, the Group applies a portfolio approach to similar contracts with consistent characteristics. The resulting estimate is subject to the constraint such that revenue is recognized only to the extent that it is highly probable that a significant reversal will not occur when the underlying uncertainty is resolved.
•Intangible assets – Polestar purchases intellectual property ("IP") which is capitalized into intangible assets. Polestar primarily purchases IP for use in vehicle production and development. Refer to Note 15 - Intangible assets and goodwill.
◦Judgements: Significant judgements include determining the useful life (based on forecast production volumes). Determining the useful life requires management to assess the expected period over which specific IP will generate economic benefits in a fast‑evolving EV technology environment.
◦Assumptions and estimates: Polestar uses the units of production method to calculate amortization of intangible assets related to vehicle production. Assumptions of the units over which amortization is taken relate to the number of vehicle produced over the production lifecycle. Therefore, assumptions of useful life correlate to units produced. These estimates require Polestar to predict the units, over which these IP assets will generate future economic benefit via their use in vehicle production.
•Property, plant and equipment – Polestar purchases and constructs items of property, plant and equipment ("PPE"). Refer to Note 16 - Property, plant and equipment.
◦Judgements: Significant judgements include determining the useful life and reviewing the assets for impairment, because these require assessing the period over which production and other assets will be used in a rapidly changing EV manufacturing footprint and identifying indicators that those assets may not be recoverable as originally planned. Different conclusions on useful lives or impairment indicators could change the timing and amount of depreciation expense and any impairment charges recognized in profit or loss.
◦Assumptions and estimates: Polestar uses either the straight-line or units of production method, depending on the nature and use of the asset, to depreciate its PPE. Assumptions of the useful life over which depreciation is taken relate to the vehicle production lifecycle. These estimates require Polestar to predict the time period, or units, over which these assets will generate future economic benefit.
•Impairment of PPE, intangible assets and goodwill – Polestar conducts routine evaluations of its PPE, intangible assets, and goodwill for evidence of impairment indicators. Refer to Note 2 - Material accounting policies and use of significant judgements and estimates - Material accounting policies - Impairment.
◦Judgements: Polestar uses significant judgement to determine the number of Cash Generating Units ("CGU"), and the composition of each CGU. CGUs are identified as the smallest group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In applying this principle, management considers the interdependence of the vehicle platforms it uses, and the IP behind them, production assets, and supporting infrastructure, as well as the interdependence of the cash flows generated from the sale of the vehicles and how these cash flows are monitored internally. Given the integrated nature of Polestar’s operations, including shared platforms, manufacturing processes, and centralized decision-making, judgement is required to determine the appropriate level at which independent cash inflows can be identified.
◦Assumptions and estimates: Polestar uses estimates to determine the recoverable amount of each CGU. Estimating the recoverable amount requires the forecasting of future cash flows. Key estimates in forecasting future cash flows are volumes, pricing, manufacturing costs, and the weighted average cost of capital ("WACC") as the discount factor used. These assumptions are subject to change in the future and there is a significant risk that these changes may result in a material adjustment to the carrying amount of PPE, intangible assets and goodwill within the next financial year. In particular, for the Internal Development Projects CGU (including Polestar 5), a key assumption relates to forecast revenue growth following launch. The impairment model assumes significant revenue growth in the initial years following launch in the second half of 2026, with revenue forecast to increase by 309% over the first three years before stabilizing in the later years of the forecast period. This growth profile underpins the expected timing of cash flow breakeven and is subject to estimation uncertainty, including assumptions regarding market adoption, pricing and competitive dynamics. Changes in this assumption could have a material impact on the recoverable amount of the CGU.
•Net realizable value (impairment of inventory) – Polestar conducts routine evaluations of its inventories to ensure that the carrying value of inventories does not exceed net realizable value ("NRV"). Refer to Note 19 - Inventories.
◦Assumptions and estimates: Estimates of selling price and related costs to sell are based on management's assessment of internal and external market data, including observable pricing trends, expected market conditions in each geography, and other factors that could impact achievable selling prices. These assumptions are subject to change in the future and there is a significant risk that these changes may result in a material adjustment to the carrying amount of inventory within the next financial year.
•Valuation of tax loss carryforwards – Polestar recognizes deferred tax assets including those arising from tax loss carryforwards, only to the extent that it is probable that future taxable profit will be available to be utilized. Refer to Note 13 - Income tax benefit.
◦Assumptions and estimates: Estimates relate to the level of future taxable income and the timing of the recovery of deferred tax assets. Polestar must consider future business performance, tax planning strategies, and the economic environment in different tax jurisdictions.
•Valuation of Earn-out rights – The contingent Earn-out rights are derivative financial instruments that are carried at fair value through profit and loss. Quoted or observable prices for these financial instruments are not available in active markets, requiring Polestar to estimate the fair value of the instruments each period utilizing certain valuation techniques. The resulting valuation is categorized as Level 3 in the fair value hierarchy as it uses a significant Level 3 input. Refer to Note 3 - Financial risk management.
◦Assumptions and estimates: Polestar estimates the fair value of the Earn-out rights each period utilizing a Monte Carlo valuation model which incorporates various market inputs and a significant unobservable input - the volatility of Polestar's ADS'.
•Manufacturing with related parties – Polestar manufactures its vehicles via contract manufacturing agreements with its related parties Volvo Car Group ("Volvo Cars") and Zhejiang Geely Holding Group Company Limited ("Geely"). Manufacturing and manufacturing-related agreements either independently, or together, create rights and obligations for Polestar. Refer to Note 28 - Related party transactions.
◦Judgements: Polestar uses significant judgement in assessing its manufacturing and manufacturing‑related agreements with Volvo Cars and Geely to determine whether they contain a lease, a executory supply arrangement or give rise to separate assets and/or liabilities (for example, prepayments, onerous contracts or embedded financing), and hence how they are recognized in the statement of financial position and profit or loss.
◦Assumptions and estimates: Polestar estimates the value of the asset and/or liability arising from a single manufacturing agreement or group of manufacturing agreements, including variable consideration linked to production volumes and pricing, minimum volume or capacity commitments and, where relevant, discounting of future cash flows using an appropriate discount rate. Polestar primarily considers contractual commitments to (i) pay or receive cash or some other asset and the timing of such cash movements; and (ii) the right to use an asset and the time period over which this right exists.
Material accounting policies
Adoption of new and revised IFRS accounting standards
Effects of new and revised accounting standards
The following new or revised accounting standards effective from January 1, 2025 were adopted by the Group for the preparation of these Consolidated Financial Statements. Unless otherwise stated, their adoption did not have a material impact on these Consolidated Financial Statements.
•In August 2023, the IASB issued the amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates ("IAS 21") titled Lack of Exchangeability, which outlines how to assess whether a currency is exchangeable and how to determine the exchange rate when it is not. This standard for annual periods is effective beginning on or after January 1, 2025.
•In December 2023, the ISSB amended the non-climate-related content in the Sustainability Accounting Standards Board ("SASB") standards, which removes and replaces jurisdiction-specific references and definitions in the SASB standards, without substantially altering industries, topics or metrics. This standard for annual periods is effective beginning on or after January 1, 2025.
New and revised IFRS accounting standards issued but not yet effective
The following new and revised IFRS accounting standards have been issued but were not effective for the annual period ended December 31, 2025. Unless otherwise noted, Polestar has concluded their adoption will not have a material impact on the Group's Consolidated Financial Statements.
•In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements ("IFRS 18"), which outlines the requirements for the presentation and disclosure of information in financial statements. It includes the requirement to classify income and expenses into three new categories: operating, investing, and financing. IFRS 18 will replace IAS 1 and will be effective for annual periods beginning on or after January 1, 2027. Polestar is evaluating the impact of adopting this standard and the effects are not yet known.
•In May 2024, the IASB issued amendments to IFRS 7 and IFRS 9, Financial Instruments ("IFRS 9"), which outlines matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9. This standard for annual periods is effective beginning on or after January 1, 2026.
•In May 2024, the IASB issued IFRS 19, Subsidiaries without Public Accountability: Disclosures ("IFRS 19"), which specifies reduced disclosure requirements that eligible entities can apply instead of the disclosure requirements in other IFRS accounting standards. This standard for annual periods is effective beginning on or after January 1, 2027.
•In July 2024, the IASB issued the amendments as part of its annual improvements process (Annual Improvements to IFRS Accounting Standards - Volume 11) to IFRS 1, First-time Adoption of International Financial Reporting Standards ("IFRS 1") regarding hedge accounting by a first-time adopter, IFRS 7 about gain or loss on derecognition, IFRS 7 regarding disclosure of deferred difference between fair value and transaction price, IFRS 7 regarding credit risk disclosures, IFRS 9 regarding lessee derecognition of lease liabilities, IFRS 9 regarding transaction price, IFRS 10, Consolidated Financial Statements ("IFRS 10") regarding determination of a ‘de facto agent' and IAS 7 regarding cost method. These annual improvements are sufficiently minor or narrow in scope that they were packaged in one document, even though the amendments are unrelated. This standard for annual periods is effective beginning on or after January 1, 2026.
•In July 2024, the IASB issued amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates ("IAS 21") titled Translation to a Hyperinflationary Presentation Currency, which provides new guidance on translating financial statements from a non-hyperinflationary functional currency into a hyperinflationary presentation currency. These amendments are effective for annual reporting periods on or after January 1, 2027.
•In December 2024, the IASB issued amendments to IFRS 7 and IFRS 9, titled Contracts Referencing Nature‑Dependent Electricity, which address classification, measurement, and disclosure for contracts referencing weather-dependent renewable electricity. These amendments are effective for annual reporting periods on or after January 1, 2026.
•In August 2025, the IASB issued amendments to IFRS 19, Subsidiaries without Public Accountability: Disclosures, to update the reduced disclosure requirements for standards issued between February 2021 and May 2024. These amendments are effective for annual reporting periods beginning on or after January 1, 2027.
Basis of consolidation
The Consolidated Financial Statements include the Parent and all entities over which the Parent, either directly or indirectly, exercises control. The Parent controls an entity when the Parent is exposed to, or has rights to, variable returns from its involvement with the entity, has the ability to affect those returns through its power over the entity, and if it has power over decisions which affect investor returns (i.e., voting or other rights). All subsidiaries are fully consolidated from the date on which the Parent obtains control. Consolidation ceases on the date that control is lost. All inter-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated upon consolidation.
Cash and cash equivalents
Cash equivalents are highly-liquid, short-term investments that are readily convertible to known amounts of cash and subject to an insignificant risk of changes in value that are held for the purpose of meeting short-term cash commitments. Cash and cash equivalents primarily comprise demand deposits with banks and short‑term bank deposits with original maturities of three months or less from the date of acquisition. As of December 31, 2025 the cash and cash equivalent consists of cash and bank balances of $1,150,436 and time deposits of $8,863.
Restricted deposits
Restricted deposits are comprised of amounts in certain specific bank accounts which are unavailable for general purposes due to underlying arrangements that impose restrictions on those accounts. As a result, the amounts do not meet the definition of a demand deposit nor a short-term, highly liquid investment that is readily convertible to known amounts of cash with an insignificant risk of changes in value. Furthermore, part of the restricted deposit balance is expected to remain unavailable for use for a period of or exceeding twelve months as the obligations to which they relate mature in more than twelve months' time. Consequently, the balance is presented separately from cash and cash equivalents and classified as a current and non-current asset in the Consolidated Statement of Financial Position.
Government grants
The Group received various government grants across China, the UK, Ireland, and Sweden, supporting activities such as production-related costs, product development, zero‑emission vehicle adoption, and innovation initiatives. These grants are not linked to future performance and are not subject to repayment, and those related to assets are deducted from the asset's carrying value and recognized over the asset's useful life as a reduction of depreciation. Other grants are recorded either as reductions of related expenses or as other operating income, depending on their nature. The amount of government grants recognized related to assets as of December 31, 2025 and 2024 was $2,102 and $8,477, respectively. The amount of government grants recognized related to income as of December 31, 2025 and 2024 was $4,562 and $1,775, respectively.
Polestar is granted carbon credits from various jurisdictions in which it operates related to its manufacturing and commercialization of electric vehicles. Polestar accounts for the receipt of carbon credits as government grants relating to income and are recognized in inventories in the Consolidated Statement of Financial Position at cost (i.e., nominal value) on the day they are received.
Revenue recognition
Revenue from contracts with customers is measured at an amount that reflects the consideration which the Group expects to be entitled to in exchange for the goods or services sold - the transaction price. When consideration in a contract includes variable amounts, the Group estimates the consideration to which Polestar will be entitled in exchange for transferring goods to the customer, using either the expected value method or the most likely amount method, depending on the facts and circumstances underlying the sale. In general, the most likely amount method is used when there is a single most likely amount of variable consideration Polestar will receive, and the expected value method is used otherwise. After estimating the amount of variable consideration it will receive, Polestar applies the constraint to recognize only the amount for which it is highly probable that a significant reversal will not occur.
For each contract with a customer, the Group evaluates whether the contract includes multiple promises that constitute separate performance obligation to which a portion of the transaction price needs to be allocated. For contracts that contain more than one performance obligation, Polestar Group allocates the transaction price to each performance obligation on a relative stand-alone selling price basis. The stand-alone selling price of the distinct good or service underlying each performance obligation is determined at contract inception. It represents the price at which Polestar Group would sell a promised good or service separately to a customer. If a stand-alone selling price is not directly observable, Polestar Group instead estimates it, using appropriate data that reflects the amount of consideration to which the Group expects to be entitled in exchange for transferring the promised goods or services to the customer.
Revenue is recognized when the customer obtains control of the goods or services, and thus has the ability to direct the use of, and obtain the benefits from, the goods or services.
Sales of vehicles
Vehicles are sold to individuals ("direct-to-consumer"), fleet customers, Polestar's financial service partners (which provide lease financing to end customers), dealers, importers and, prior to 2025, Polestar's equity method investment, Polestar Times Technology.
Polestar's vehicle sales contracts vary from market to market but generally include multiple performance obligations such as:
•Transfer of the vehicle;
•Connected services - lifetime or fixed period access to the internet and over-the-air software updates, which provide Polestar's customers new features and improvements to existing vehicle functionality;
•RSA - Roadside assistance for a fixed period of time; and
•FSM - Free service maintenance for a fixed period of time.
Variable consideration in the transaction price primarily consists of residual value guarantees ("RVGs") which Polestar provides to its financial service partners as part of certain vehicle sales contracts. These financial service partners offer lease contracts on Polestar's vehicles to the end customer. RVGs may reduce the total compensation to which Polestar is ultimately entitled as they oblige Polestar to compensate the financial service partner if a defined residual value is not met when the lease ends and the used vehicle is sold. Polestar uses internal and/or external data to estimate the residual value of the vehicle sold and, therefore, the amount of variable consideration it expects to receive, applying the constraint.
A refund liability is recognized for any difference between the contractual amount of the sale of the vehicle and the transaction price calculated considering the variable consideration. This refund liability is subsequently adjusted each period to reflect Polestar's estimated changes in the variable component.
Since commercialization of Polestar vehicles commenced in the third quarter of 2020, the Group has not recognized a significant number of customer returns, and therefore accrues di-minimis obligations for returns, refunds, or other similar obligations for the years ended December 31, 2025 and 2024.
Polestar uses an expected cost plus a margin method for allocating the transaction price between the service obligations and the vehicle. Generally, the transaction price allocated to the transfer of the vehicle is recognized at a point in time on the delivery date. The services are considered stand-ready obligations as Polestar cannot determine when a customer will access a service, or the quantity of a service the customer will require (i.e., delivery is within control of the customer). The revenue allocated to these services is initially presented as a contract liability and is recognized as revenue on a straight-line basis over the contractual period of the stand-ready obligation, as the Group satisfies its performance obligations. When services are offered for the lifetime of the car, Polestar uses an 8-year period, consistent with the expected utilization of the services.
Payment for sale of vehicles is generally due on or shortly after the delivery date.
Sale of parts and accessories
Polestar generates revenue from the sale of accessories and replacement parts through a combination of direct sales and licensing arrangements, primarily in collaboration with Volvo. Under certain arrangements, Polestar licenses intellectual property, including performance engineering technology, software, and trademarks, to Volvo. In these cases, Volvo is responsible for manufacturing, marketing, and selling vehicles, parts, and accessories to end customers, and Polestar is not a party to the underlying sales contracts. Polestar receives consideration in the form of variable license fees or royalties that are based on the sales of licensed products. These royalties are typically calculated based on the number of units sold or as a percentage of sales generated by Volvo. Revenue from such licensing arrangements is recognized in accordance with IFRS 15 as sales-based royalties on licenses of intellectual property and is recognized at the point-in-time when the subsequent sales occur. In other arrangements, Polestar is the contracting party with the customer and evaluates whether it controls the specified goods before transfer to the customer in determining whether it acts as the principal or agent. When acting as a principal, Polestar recognizes revenue on a gross basis when control of the goods transfers to the customer. When acting as an agent, Polestar recognizes revenue on a net basis. Both components are presented within Revenue on the Consolidated Statement of Loss and Comprehensive Loss and are further disaggregated in Note 4 - Revenue. In Note 4 - Revenue, revenue related to direct sales of accessories is recognized within sales of vehicles. Revenue related to sales of parts and licensing arrangements is recognized within sales of licenses and royalties.
Sales of carbon credits
Polestar generates revenue from the sale of carbon credits and through participation in programs established in certain regions with the objective of reducing greenhouse gas emissions (e.g., the EU Commission's carbon pooling arrangement).
Various jurisdictions encourage manufacturers to produce and sell low-polluting and non-polluting vehicles by providing manufacturers with mechanisms to directly or indirectly monetize their production of low- and non-polluting vehicles ("emission programs"). Polestar does not manufacture or sell carbon emitting vehicles and therefore is able to benefit from these emission programs. The emission programs can take different forms which impacts the recognition of related revenue, and changes in regulations on automotive regulatory credits may significantly impact the remaining performance obligations and revenue to be recognized under these contracts. The following describes Polestar's revenue recognition for the material emission programs in which Polestar participates:
•In certain jurisdictions there are agencies which award tradable carbon credits to qualifying companies. In these cases, Polestar recognizes revenue when the carbon credits awarded to it by the agencies are sold to third parties. Revenue is recognized at the point in time the customer obtains control of the carbon credits (i.e., Polestar satisfies its performance obligation). This is evidenced when the relevant agency confirms the credits have moved out of Polestar's account and into the counterparty's account i.e. when the counterparty has the ability to direct the use of, and obtain the benefits from, the carbon credits transferred.
•In the EU there are emissions targets for the fleets registered in eligible countries in the EU by each vehicle manufacturer in a calendar year. If a manufacturer's fleet exceeds the target, they are required to pay a penalty. A pooling agreement allows multiple companies to come together and form a single pool of their fleets for the purposes of the calculation of the fleet emissions. This allows manufacturers with high emission fleets to reduce their penalty by pooling with manufacturers with low emission fleets. For the calendar year 2025, Polestar entered into a pooling agreement with other vehicle manufacturers under which it is compensated by the high emission members of the pool for each of its vehicles sold and registered in the eligible countries. Under the pooling agreement, Polestar's performance obligation is to register its low emission vehicles as part of the pool which allows the high emissions manufacturers to benefit by paying a lower penalty than they would have paid in the absence of the pool. The performance obligation is satisfied over time as Polestar registers its vehicles with the pool over the contract period and, accordingly, Polestar recognizes revenue over time. Polestar uses the output method to estimate the revenue to be recognized in any period based on the vehicle registrations in that period.
Vehicle leasing revenue
The Group enters into transactions to sell vehicles under which the Group has the obligation to repurchase the vehicles from the customer at a pre-determined price and fixed date in the future ("buy-backs"). The Group accounts for buy-backs as operating leases and the difference between the sale price and the buy-back price is recognized as vehicle leasing revenue on a straight-line basis over the buy-back term.
Sales of software and performance engineered kits
Revenue from the sales of software and performance engineered kits is related to intellectual property licensed to Volvo Cars under which Volvo Cars obtained rights to provide software upgrades and optimizations and enhancements, respectively, to their customers' vehicles in exchange for sales-based royalties to Polestar Group. The Group's performance obligation is satisfied at the point in time the Group transfers the licensed know-how to Volvo Cars, which is when Volvo Cars obtains control of the intellectual property and has the ability to direct the use of, and obtain the benefits from, the license. The Group recognizes license revenue from sales-based royalties in the period in which Volvo Cars' sales of software occur.
There are no significant payment terms as payment is due near the date of invoice.
Asset-based financing
The Group may enter into tooling arrangements with its manufacturing suppliers that involve the legal sale of tooling with a related agreement to allow Polestar to continue to use the assets in the production of its vehicles. The Group assesses each arrangement to determine whether it represents: (i) a contract with a customer within the scope of IFRS 15, (ii) a lease within the scope of IFRS 16, or (iii) a financing arrangement within the scope of IFRS 9. This assessment is based on the substance of the arrangement, including the business purpose of the transaction, the nature of the tooling being sold and whether, in practice, control of the tooling is transferred to the purchaser (or if the Group continues to have the right to direct the use of, and obtain substantially all of the economic benefits from, the tooling).
Where an arrangement does not result in the transfer of control of the tooling to the purchaser and instead represents a financing mechanism for the Group, the arrangement is accounted for as a financial liability measured at amortized cost.
Cost of sales
Cost of sales consist of the inventory costs of the vehicles sold in the period and other costs directly related to Polestar's revenue generating activities. Inventory costs are purchase costs, conversion costs, and other costs incurred in bringing the vehicles to their present location and condition. These costs primarily consist of contract manufacturing costs for vehicle production, depreciation of
Polestar owned PPE and right-of-use ("ROU") assets used in the manufacture of its vehicles, amortization of intangible assets required for vehicle manufacture, warehousing and transportation costs for inventory and customs duties.
Other costs directly related to Polestar's revenue generating activities include costs related to warranty provisions, NRV adjustments on inventories and impairment charges.
Employee benefits
Polestar Group compensates its employees through short-term employee benefits, other long-term benefits, and post-employment benefits. Termination benefits may be issued when Polestar decides to end employment with employees. Additionally, Polestar provides mandatory social security contributions and other statutory and voluntary benefits to its employees.
Short-term employee benefits
Short-term employee benefits consist of wages, salaries, social benefit costs, paid annual leave and paid sick leave, and bonuses that are expected to be settled within twelve months of the reporting period in which services are rendered. Short-term employee benefits are recognized at the undiscounted amounts expected to be paid and are presented within provisions and other liabilities in current liabilities in the Consolidated Statement of Financial Position.
Post-employment benefits
Polestar Group's post-employment benefits are comprised of defined contribution pension plans and the Swedish pension scheme ("ITP 2") that is managed by the mutual insurance company Alecta.
For defined contribution plans, premiums are paid to a separate legal entity that manages pension plans on behalf of various employers. There is no legal obligation to pay additional contributions if this legal entity does not hold sufficient assets to pay all employee benefits. Contributions payable are recognized in the reporting period in which services are rendered. Contribution rates are unique to each employee.
The ITP 2 plan in Sweden is a defined benefit plan but is accounted for as if it were a multi-employer defined contribution plan, because Alecta does not distribute sufficient information that enables employers to identify their share of the underlying financial position and performance of ITP 2. The premiums for retirement pensions and survivor's pensions are calculated individually and are based on salary, previously earned pension benefits, and expected remaining years of service, among other factors. Premiums of $5,503 are estimated to be paid to Alecta for the year ended December 31, 2026 related to ITP 2.
Polestar Group's share of the total savings premiums for ITP 2 in Alecta for the years ended December 31, 2025, 2024, and 2023, amounted to 0.34%, 0.34%, and 0.32%, respectively. Further, Polestar Group's share of the total number of active policy holders as of December 31, 2025, 2024, and 2023, amounted to 0.08%, 0.08%, and 0.08%, respectively. The "collective consolidation level" comprises the market value of Alecta's assets as a percentage of the insurance obligations calculated in accordance with Alecta's actuarial methods and assumptions. The collective consolidation level is normally allowed to vary between 125% and 175%. If Alecta's collective consolidation level is below 125% or exceeds 175%, measurers should be taken to create conditions for the collective consolidation level to return to the range. If the collective consolidation level is below 125%, a measure to return the consolidation level to a normal range may be to increase the agreed price for new subscriptions and/or reduction of existing benefits. If the consolidation level exceeds 175%, one measure to return the consolidation level to a normal range may be to introduce premium reductions. As of December 31, 2025, 2024, and 2023, Alecta's surplus of consolidation level amounted to 167%, 163%, and 158%, respectively.
Alecta is responsible for managing the plan's assets and liabilities in accordance with Swedish pension regulations and for ensuring that the plan remains adequately funded. Polestar has no control over Alecta's investment or funding decisions. Polestar is exposed to the risk that future contributions may increase if Alecta's collective consolidation level falls below the normal range. No plan amendments, curtailments, or settlements occurred during the year.
Termination benefits
Termination benefits consist of salaries, social benefits, fringe benefits, and severance pay provided to employees that have been terminated from employment as a result of either (1) Polestar's decision to terminate an employee's employment before the normal retirement date or (2) an employee's decision to accept an offer of benefits from Polestar in exchange for the termination of employment. A liability and corresponding expense related to these benefits is recognized at the earlier of either (1) the date in which Polestar can no longer withdraw the offer for termination benefits (e.g., upon acceptance by the employee) and (2) the date when Polestar recognizes a restructuring provision that includes the payment of termination benefits.
Share-based payments
Share-based payments qualify as either cash-settled or equity-settled transactions, depending on the nature of their settlement terms. When the participant has the option for cash or equity settlement, the awards are classified as a compound financial instrument consisting of an equity and a financial liability component. When the Group has the option for cash or equity settlement, the awards are classified as equity-settled unless the Group has the obligation to settle in cash (i.e., the award provides the participant with a put option to the Group).
Cash settled share-based payment awards are recognized as a financial liability at their fair value on the date of grant and remeasured at each reporting date until the date of settlement, with changes in fair value recognized in profit and loss. Equity-settled share-based payment awards are recognized in equity using the fair value as of the grant date and the modified grant date method approach was followed in recognizing and measuring the fair value. The fair value of the instrument granted will not be revaluated after the grant date, however, the number of shares granted can be modified until the vesting date to reflect any failure to satisfy any vesting or non-vesting conditions. The total consideration recorded on the vesting date for employee services received is equal to the fair value of the equity instrument granted times a number of shares. The expense associated with share-based payments is recognized over the period in which services are provided by the participant, immediately if services are deemed to have already been provided by the participant, or a combination thereof if services were already provided and the participant will continue to provide services over a future period. Share-based payment expenses are recorded in the functional cost category of the Consolidated Statement of Loss and Comprehensive Loss that corresponds with the nature of the services provided.
Leases
Polestar as lessee
At inception of a contract, the Group assesses whether the contract is or contains a lease. In determining the lease term, management considers all relevant facts and circumstances related to exercising an extension option or not exercising a termination option. Such options are only included in the lease term if the extension option or termination option is reasonably certain to be exercised or not exercised, respectively. If circumstances surrounding the Group's decision related to extension and termination options change, the Group reassesses the term of the lease accordingly.
At the lease commencement date, a right-of-use ("ROU") asset and a lease liability are recognized in the Consolidated Statement of Financial Position. The lease liability is initially measured at an amount equal to the present value of the future lease payments under the lease contract, discounted by the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise in-substance fixed payments, among other fixed lease payments, and variable lease payments that depend on an index or a rate, the exercise price of purchase options (if the lessee is reasonably certain to exercise the options), and payments of penalties for terminating the lease (if the lease term reflects the exercise of an option to terminate the lease). The practical expedient of including non-lease components in the measurement of the lease liability for all asset classes is applied.
The ROU asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, and the estimate of costs to dismantle and remove the underlying asset or the site on which it is located, less any lease incentives received. The asset is subsequently depreciated to profit or loss on a straight-line basis from the commencement date to the earlier of the end of the useful life of the underlying asset or the end of the lease term, except ROU assets that are used in the manufacturing of vehicles, which are depreciated on a production basis and capitalized into inventory. For more information regarding amortization of the ROU asset, refer to Note 12 - Leases. The ROU asset is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The Group elected the practical expedient to not recognize a ROU asset and lease liability for short-term and low-value leases. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense over the lease term.
In the Consolidated Statement of Loss and Comprehensive Loss, depreciation expense of the ROU assets is presented on the same line item(s) as similar items of PPE. The interest expense on the lease liability is presented as part of finance expense. In the Consolidated Statement of Cash Flows, payments of the lease liability are presented as financing activities. Payments of interest, short-term leases, and leases of low value are presented as cash flows from operating activities.
The Group has certain implicit leases stemming from contract manufacturing agreements related to the production of Polestar vehicles. These agreements are associated with unique type bound tooling and equipment ("PS Unique Tools") used in the production of Polestar vehicles. The PS Unique Tools are suited specifically for Polestar vehicles and Polestar has the right to direct the use of the related assets. The production of Polestar vehicles occupies 100% of these assets' capacity; as such, the PS Unique Tools are also recognized as ROU assets by the Group from the day production starts.
Sales leaseback transactions
The Group enters into transactions to sell vehicles concurrent with agreements to lease the same vehicles back for a period of six to twelve months. At the end of the rental period, Polestar is obligated to repurchase the car. Due to this repurchase obligation, this transaction is accounted for as a financial liability instead of a lease liability. Accordingly, the Group does not record a sale of these vehicles for accounting purposes and depreciates the assets over their useful lives.
Polestar as lessor - buy-backs
In the Consolidated Statement of Financial Position, vehicles sold under buy-back agreements are transferred from inventory to be presented as vehicles under operating leases. The vehicles are initially measured at cost and depreciated on a straight-line basis over their respective lease term to their estimated residual value. Deferred revenue is recorded for the difference between the cash received from the sale of the vehicle and the vehicle's repurchase value and the associated repurchase liability is presented in other liabilities. Following repurchase by Polestar, the vehicles are reclassified to inventories.
Finance income and expense
Finance income and expense represent items outside the Group's core business. These items are presented separately from operating loss and include interest income on bank deposits, interest expense related to loans, borrowings and lease liabilities, and other finance income and expenses.
Foreign currency
Transactions in currencies other than an entity's functional currency (i.e., foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities denominated in a foreign currency are translated to the functional currency using the closing exchange rate and items of income and expense are translated at the monthly average exchange rate. Foreign currency gains and losses arising from transactions related to treasury activities are presented as Foreign exchange gains (losses) on financial activities, net. Foreign currency gains and losses arising on other transactions are presented as Foreign exchange gains (losses) on operating activities, net.
Income tax benefit
Polestar Group's income tax benefit consists of current tax and deferred tax. Taxes are recognized in the Consolidated Statement of Loss and Comprehensive Loss, except when the underlying transaction is recognized directly in equity, whereupon related taxation is also recognized in equity.
Current tax is tax that must be paid or will be received for the current year. Current tax also includes adjustments to current tax attributable to previous periods. Deferred tax is calculated according to the balance sheet method for all temporary differences, with the exception of book goodwill in excess of tax goodwill recorded in purchase accounting, which arises between the tax value and the carrying amount of assets and liabilities.
Deferred tax assets and liabilities are measured using the tax rates that are expected to be applied when the asset is realized or the liability is settled, using the tax rates and tax rules that have been enacted or substantively enacted at the date of the Consolidated Statement of Financial Position.
Deferred tax assets relating to temporary differences and loss carryforwards are recognized to the extent it is probable that they will be utilized in the future. The recognition of deferred tax assets requires assumptions to be made about the level of future taxable income and the timing of recovery of the deferred tax assets. These assumptions take into consideration forecasted taxable income in the applicable tax jurisdictions. Recognized and unrecognized deferred tax assets are reassessed at each reporting date to reflect the probability of future taxable profits.
Deferred tax assets and deferred tax liabilities are offset when: (i) the entity has a legally enforceable right to offset current tax assets and current tax liabilities; and (ii) they are attributable to the same taxation authority on the same taxable entity, or different taxable entities where there is an intention to settle the balances on a net basis or simultaneously.
The Group is subject to the OECD Pillar Two rules, which introduce a global minimum corporate tax rate of 15%. The assessment of the potential exposure to Pillar Two income taxes is based on the Group’s consolidated financial statements for the current year. The Group applies a temporary mandatory relief from deferred tax accounting. Any Pillar Two income tax is recognized as current tax expense in the period in which it is incurred. Where applicable, the Group applies transitional safe harbor provisions that may limit or defer the obligation to perform full ETR calculations. Determining potential exposure to Pillar Two income taxes involves significant judgement due to rule complexity, jurisdictional variations, and evolving guidance. Assessments rely on the best available information at the reporting date.
Losses per share
Basic earnings per share is calculated by dividing the net loss for the period by the weighted average number of Class A Shares and Class B Shares outstanding during the period. Diluted earnings per share is calculated by adjusting the net income for the period (when applicable) and the weighted average number of Class A Shares and Class B Shares outstanding for the effect of dilutive potential ordinary shares outstanding during the period. In a net loss position, dilution is not allowed. The Group's potential ordinary shares are classified based on the nature of their instrument or arrangement and then the earnings per incremental share is calculated for each class of potential ordinary shares to determine if they are dilutive or anti-dilutive. Anti-dilutive potential ordinary shares are excluded from the calculation of dilutive earnings per share.
Earnings per incremental share ("EPIS") is calculated as (i) the consequential effect on profit or loss from the assumed conversion of the class of potential ordinary shares ("POS") (i.e., the numerator adjustment) divided by (ii) the weighted average number of outstanding POS for the class (i.e., the denominator adjustment). The EPIS denominator adjustment depends on the class of POS. The Group's classes of POSs and their related EPIS denominator adjustment methods are as follows:

POS Class	EPIS Denominator Adjustment Method
Unvested equity-settled RSUs and RSAs[1]	Treasury share[2]
Class C Shares	Treasury share
Earn-out rights and PSUs	The number of shares issuable if the reporting date were the end of the contingency period
Convertible credit facilities with Volvo Cars and Geely	If the instrument is converted, the number of shares issued on the date of the conversion
1 - Restricted Stock Awards ("RSAs") are related to the Group's employee stock purchase plan implemented in January 2024.
2 - The treasury share method includes only the bonus element as the EPIS denominator adjustment. The bonus element is the difference between the number of ordinary shares that would be issued at the exercise of the options and the number of ordinary shares deemed to be repurchased at the average market price.
Intangible assets and goodwill
An intangible asset is recognized when it is: (i) identifiable; (ii) controlled by the Group; and (iii) expected to generate future economic benefits. Intangible assets have either finite or indefinite lives. Finite lived intangible assets are patents, intellectual property, both acquired and internally developed, and software. Indefinite lived intangible assets are goodwill and trademarks.
Intangible assets are measured at acquisition or internal development cost, less accumulated amortization and, as applicable, impairment loss. Depending on the nature and use of finite lived intangible assets, they are either amortized into research and development expense on a straight-line basis or capitalized into inventory on a units of production basis. Management estimates the useful life of intangible assets by taking into account judgements on how the Group plans to utilize such intangibles in accordance with the business plan and any related rights and obligations under its contractual agreements. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. The useful lives of intangible assets with indefinite useful lives, goodwill and trademarks, are assessed annually to determine whether the indefinite designation continues to be appropriate. The estimated useful lives and amortization methods are reviewed at the end of each reporting period.
Manufacturing engineering
Polestar Group has entered into agreements with its related parties, Volvo Cars and Geely, regarding manufacturing engineering for the development of Polestar's vehicles. Amortization of manufacturing engineering is capitalized into inventory on a units of production basis.
Acquired IP
Acquired IP intangible assets have finite useful lives. Generally, Polestar acquires IP which is directly related to vehicle platforms and production and, also, more general use IP which is not directly related to vehicle production and platforms. Polestar Group has entered into agreements with Volvo Cars and Geely regarding the development of technology for both upgrades of existing models and upcoming models. The technology can be either Polestar unique or commonly shared. In both cases, Polestar Group is in control of the developed product for use, either through a license or through ownership of the IP.
During the fourth quarter of the year ended December 31, 2023, Polestar changed how it amortized its acquired IP related to the PS2. Historically, amortization of acquired IP related to the PS1 and PS2 was included in research and development expenses as it represented foundational IP that was expected to be leveraged across multiple vehicle models. However, in the fourth quarter of the year ended December 31, 2023, there was a change in expectation, and the PS2 acquired IP was no longer expected to be used in Polestar's other vehicle models. Following this change, the acquired IP related to the PS2 was amortized using the units of production method and capitalized into inventory.
Internally developed IP
Internally developed IP intangible assets have finite useful lives and arise from Polestar's research and development activities. Similar to acquired IP, internally developed IP can be directly related to either (1) vehicle platforms and production or (2) general use. During the fourth quarter of the year ended December 31, 2023, Polestar changed how it amortized its internally developed IP related to the PS1 and PS2 due to the same circumstances described above for acquired IP.
Polestar Group's research and development activities are divided into a concept phase and a product development phase. Costs related to the concept phase are expensed in the period incurred. Costs incurred in the product development phase are capitalized when (1) the Group is conducting development activities such as designing, constructing, and testing pre-production prototypes, tools, systems, and processes, (2) technical feasibility of completing the intangible asset exists, (3) resources required to complete the intangible asset are available to the Group, (4) the Group intends and has the ability to use or sell the intangible asset to generate future economic benefits, and (5) the expenditures can be reliably measured.
Amortization of acquired and internally developed IP
Acquired and internally developed IP are amortized once the related asset, or asset grouping, is ready for its intended use. The amortization of acquired and internally developed IP which relates directly to vehicle platforms and production is capitalized into inventory and included as part of inventory cost. Acquired IP and internally developed IP that are general use and not related to a specific vehicles are amortized into the appropriate functional line item in the Consolidated Statement of Loss and Comprehensive Loss.
The following useful lives of acquired and internally developed IP are used:

Asset	Useful lives (in years)
Acquired IP directly related to specific vehicle platforms and production	Variable - aligns to product lifecycle
Acquired IP related to general use	3-7
Internally developed IP directly related to specific vehicle platforms and production	Variable - aligns to product lifecycle
Internally developed IP related to general use	3-7
Software
Software is an intangible asset with a finite life which is amortized over its estimated useful life of 3-8 years. Amortization of software is included in research and development expense and/or selling, general and administrative expense depending on the way in which the assets have been used.
Trademarks
Trademarks are assumed to have indefinite useful lives since Polestar Group has the right and the intention to continue to use the trademarks for the foreseeable future, while generating net positive cash flows for Polestar Group. Trademarks were generated when Volvo Cars acquired Polestar Group in July 2015. Trademarks are recognized at their fair value on the date of the acquisition less any accumulated impairment losses.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired in a business combination. Goodwill was generated as a result of Volvo Cars acquiring Polestar Group in July 2015.
Property plant and equipment
Items of PPE are measured at acquisition cost, less accumulated depreciation, and as applicable, accumulated impairment loss. The cost of an acquired asset includes its purchase price, expenditures directly attributed to the acquisition and subsequent preparation of the asset for its intended use, and the initial estimate of costs to dismantle and remove the item of PPE and restore the site on which it was located. PPE can be directly related to vehicle production or general use. Repairs and maintenance expenditures are expensed in the period incurred. Expenses related to leasehold improvements and other costs which enhance or extend the life of PPE are capitalized over the useful life of the asset.
PPE is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of the asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the Consolidated Statement of Loss and Comprehensive Loss as other operating income or other operating expense.
Machinery and equipment
Polestar owns some of the unique tooling which is used in the manufacture of its vehicles. Because tooling is production specific, it is depreciated on a units of production basis and capitalized into inventory.
Other machinery and equipment which is directly used in vehicle production is depreciated on a unit of production basis down to its residual value and the depreciation is capitalized into inventory. Machinery and equipment related to general use is depreciated on a straight-line basis down to its residual value, which is typically estimated to be zero, over its estimated useful life. Depreciation of machinery and equipment related to general use is included in costs of sales or selling, general, and administrative expense, depending on the nature of the item being depreciated.
Polestar applies the following useful lives to PPE in use:

Asset	Useful lives (in years)
Buildings	30-50
Machinery and equipment directly related to vehicle production	Variable - aligns to product lifecycle
Machinery and equipment related to general use	3-7
Assets under construction
Assets under construction mainly consists of Polestar's machinery and vendor and in-house tooling equipment which, once finished, will be utilized in the production of vehicles. These assets are measured at cost, less any accumulated impairment loss. All direct costs associated with the construction of the tooling equipment, including interest expenses on borrowings, are capitalized. The amounts capitalized in assets under construction pertain to the completed work-in-progress portions of the tooling that Polestar has the control over and have no alternative use for the supplier. Once construction is completed and the assets are ready for their intended use, they are reclassified into the appropriate category of PPE. Depreciation of these assets begins when they are ready for their intended operational use and are placed into production.
Impairment
At the end of each reporting period, property, plant and equipment and intangible assets with finite useful lives are assessed for indications of impairment and are tested for impairment when an impairment indicator is determined to exist. Intangible assets not yet available for use, goodwill and trademarks are tested for impairment at least once annually or when an impairment indicator is determined to exist.
For the impairment test, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets (i.e., a cash-generating-unit or CGU). For the years ended December 31, 2025, 2024 and 2023, Polestar's lower‑level CGUs comprised the Polestar 2 CGU, the Polestar 3 CGU, the Polestar 4 CGU and the internal development projects (i.e., Polestar 5, Polestar 6 and PX2 powertrain) CGU (the "IDP CGU").
Goodwill is allocated based on the nature of the transaction which gave rise to the goodwill and the consequential synergies. Accordingly, Polestar's goodwill is allocated to a group of CGUs that is expected to benefit from the synergies of the relevant business combinations (the "Polestar Group level", which comprises all the activities, assets and liabilities of the Group), rather than to an individual lower level CGU. The Polestar Group level represents the lowest level within the Group at which goodwill is monitored for internal management purposes and, as Polestar has no reportable operating segments, goodwill is tested for impairment at this level. Impairment evaluations conducted for the years ended December 31, 2025, 2024, and 2023 have not resulted in any impairment of goodwill.
Corporate assets are assets other than goodwill that contribute to the future cash flows of both the CGU under review and other CGUs. Corporate assets are identified and allocated, if possible, on a reasonable and consistent basis to each CGU or groups of CGUs that have cash flows which benefit from operation of the corporate assets. The current identified corporate assets of the Group cannot be allocated on a reasonable and consistent basis to any CGU and, similar to goodwill, are tested for impairment at the Polestar Group level. Impairment evaluations conducted for the years ended December 31, 2025, 2024, and 2023 have not resulted in any impairment of corporate assets.
In testing a CGU for impairment, Polestar compares the CGU's carrying amount to its recoverable amount. The recoverable amount is the higher of the CGU's (1) fair value less costs of disposal or (2) value in use. Value in use is defined as the present value of the future cash flows expected to be derived from an asset (i.e., a discounted cash flow). In calculating the value in use of a CGU, Polestar must determine if a terminal growth rate is applicable based off the facts and circumstances surrounding the CGU's potential for future cash flow generation. Additionally, Polestar uses a calculated after-tax weighted average costs of capital ("WACC") as the discount factor in its value in use calculation.
The estimated future cash flows are based on assumptions valid at the date of the impairment test that represent the best estimate of future economic conditions. Such estimates are calculated using assumptions and judgements related to future economic conditions, market share, market growth, and product profitability which are, generally, consistent with Polestar's latest business plan. When the carrying amount of the CGU is determined to be greater than the recoverable amount, an impairment loss is recognized by first reducing any goodwill allocated to the CGU to zero and then allocating the remaining impairment to the CGU's assets on a pro rata basis.
Impairment for the year ended December 31, 2025
As of December 31, 2025, Polestar identified indicators of impairment for its Polestar 2 (expected to be discontinued in 2026), Polestar 3, and Internal Development Projects (primarily made up of the Polestar 5) CGUs. No indicators of impairment were present for the Polestar 4 CGU; it was therefore not further tested for impairment. As a result, Polestar estimated the recoverable amount of these CGUs based on their value in use. Value in use was calculated based on estimations of future cash flows using assumptions that were generally consistent with the 2026-2030 business plan, adjusted where necessary to reflect changes in financial conditions and/or expectations in relation to the future subsequent to the preparation of that business plan. Mainly due to slower than expected industry-wide BEV adoption in the near term, lower demand in the upper EV premium segment, changes in regulations and policies and competitive dynamics, Polestar recognized additional impairment of $40,766, $891,054 and $167,078 on the Polestar 2, Polestar 3 and IDP CGUs, respectively. As of December 31, 2025, the recoverable amount of the Polestar 2 CGU was negative $210,354, the recoverable amount of the Polestar 3 CGU was negative $189,716 and the recoverable amount of the IDP CGU was $92,735.
All CGUs used a WACC of 14.5% (15.5% as of December 31, 2024) and no terminal growth rate. The equivalent pre-tax discount rate is 14.6% for the Polestar 2 and Polestar 3 CGUs and 14.5% for the IDP CGU.
The volumes, pricing, manufacturing costs and WACC inputs used in determining the value in use for each CGU are sensitive and require significant judgement. Changing these inputs could result in an increase or decrease to the impairment charges recognized. For the purposes of the sensitivity analysis below, management considers a reasonably possible change in these key assumptions to be a 10% increase or decrease in volumes, a 3% increase or decrease in pricing and manufacturing costs, and a 1% increase or decrease in the WACC over the next 12 months. The table below presents how the changes in volumes, pricing and manufacturing costs and an increase/decrease in WACC would change the impairment loss for the year ended December 31, 2025:

		Impact on impairment loss
		IDP CGU
Volumes	Increase by 10%	-	42,209
	Decrease by 10%	+	42,208
Pricing	Increase by 3%	-	64,097
	Decrease by 3%	+	42,844
Manufacturing costs	Increase by 3%	+	24,306
	Decrease by 3%	-	28,610
WACC	Increase by 1%	+	11,700
	Decrease by 1%	-	12,511
The Polestar Group CGU includes goodwill of $52,386 as of December 31, 2025 and was also tested for impairment based on its value in use. The key assumptions used are the same as those used for the lower level CGUs - volumes, pricing, manufacturing costs and WACC. The WACC of 14.5% is calculated primarily from market information and volumes, pricing and manufacturing costs are generally consistent with the 2026-2030 business plan, adjusted where necessary to reflect changes in financial conditions and/or expectations in relation to the future subsequent to the preparation of that business plan. No terminal growth rate is assumed.

Impairment for the year ended December 31, 2024
For the year ended December 31, 2024, the discounted cash flow for each CGU was based on their value in use and calculated based on estimations regarding future cash flows from the 2025-2029 business plan, adjusted to reflect changes in financial conditions and/or expectations in relation to the future subsequent to the preparation of the that business plan. All CGUs used a WACC of 15.5% and no terminal growth rate. Mainly due to a decrease in forecasted pricing for the Polestar 3 and forecasted demand for the Polestar 5, Polestar impaired the Polestar 3 and the internal development project (i.e., Polestar 5, Polestar 6, and PX2 powertrain) CGUs as of December 31, 2024. The recoverable amount of the Polestar 3 CGU was $635,226, resulting in an impairment loss of $205,789. The recoverable amount of the internal development project CGU was $19,328, resulting in an impairment loss of $416,303.

Impairment for the year ended December 31, 2023
For the year ended December 31, 2023, the discounted cash flow for each CGU was based on their value in use and calculated based on estimations regarding future cash flows as seen in the 2024-2028 business plan. All CGUs used a WACC of 15.5% and no terminal growth rate. Mainly due to a decrease in forecasted demand for the Polestar 2, Polestar impaired its Polestar 2 CGU as of December 31, 2023. The recoverable amount of the Polestar 2 CGU was $696,950, resulting in an impairment loss of $339,568.
Equity method investments
Polestar applies the equity method of accounting when it has an ownership interest that conveys significant influence over the associate, typically through interest in the voting stock of the associate of between 20% and 50%.
Under the equity method of accounting, at the date of acquisition, the investment is recorded at cost and the Group's proportionate share of the unconsolidated associate's net income or loss, adjusted to eliminate intercompany gains and losses, is included in Profit or Loss.
The carrying amount of the Group's investment is adjusted to recognize its share of realized profit or loss. If Polestar's share of realized losses exceeds the carrying amount of its investment, the investment balance will be written down to not less than zero. In future periods, if Polestar's share of associate earnings returns to positive, the earnings will be netted against all previously unrecognized losses, providing recognized earnings.
Polestar eliminates its unrealized profit from downstream inventory transactions against the carrying amount of its investment. If the unrealized profit exceeds the balance of the investment, Polestar will reduce the carrying amount of its investment to zero. Any remaining portion of Polestar's share of unrealized profit will not be eliminated.
Polestar conducts routine evaluations of its investment to determine if there are any indicators of impairment present and if there is subsequently objective evidence that the investment is impaired and will recognize an impairment loss when there is a decline in value below carrying value that is other than temporary.
As of December 31, 2025 and 2024, Polestar had an equity method investment in Polestar Times Technology (Nanjing) Co., Ltd, with a carrying amount of zero.
Financial instruments
Financial instruments are any form of contract that gives rise to a financial asset in one company and a financial liability or equity instrument in another company. Financial assets and liabilities are presented separately in the Consolidated Statement of Financial Position except where there is a legally enforceable right to offset the recognized amounts and there is an intention of settling them on a net basis, to realize the assets and settle the liabilities simultaneously.
Financial assets
Financial assets on the Consolidated Statement of Financial Position consist of cash and cash equivalents, trade receivables and other receivables, other current and non-current assets, and restricted deposits.
A financial asset or a portion of a financial asset is derecognized when the asset is settled or when substantially all significant contractual rights linked to the asset have been transferred to a third party. Where Polestar Group concludes that all significant risks and benefits have not been transferred, the portion of the financial assets corresponding to Polestar Group's continuous involvement continues to be recognized.
Financial liabilities
Financial liabilities in the Consolidated Statement of Financial Position encompass current and non-current loans and borrowings, lease liabilities, accrued expenses, trade payables, current and non-current liabilities related to repurchase commitments within other liabilities, current and non-current refund liabilities within other liabilities, and derivative liabilities (i.e., Earn-out liability and Class C Shares liability).
A financial liability or a portion of a financial liability is derecognized when the obligation in the contract has been fulfilled, cancelled, expired, or substantially all significant contractual obligations linked to the liability have been transferred to a third party. Where Polestar Group concludes that all significant obligations have not been transferred, the portion of the financial liability corresponding to Polestar Group's continuous involvement continues to be recognized.
Classification of financial assets
Financial assets are classified as subsequently measured at amortized cost, fair value through other comprehensive income ("FVTOCI") or fair value through profit or loss ("FVTPL").
The classification of financial assets is based on the business model in which these instruments are held and their contractual cash flow characteristics. Assessments of the contractual cash flow characteristics are made on an instrument-by-instrument basis. Polestar Group applies one business model for managing financial instruments. Generally, interest and non-interest bearing financial assets are held to collect contractual cash flows and carried at amortized cost. Investments, other than those accounted for under the equity method, are carried at FVTPL.
Classification of financial liabilities
Financial liabilities are classified at amortized cost unless they are held for trading or designated as classified at FVTPL by IFRS 9, Financial Instruments ("IFRS 9"), such as derivative liabilities, financial guarantee contracts, commitments to provide loans at below-market interest rates, and contingent consideration recognized in a business combination. Generally, interest and non-interest bearing financial liabilities are carried at amortized cost as Polestar does not hold financial liabilities for trading. Polestar's derivative liabilities related to the Earn-out rights and Class C Shares are carried at FVTPL. Refer to Note 17 - Financial instruments for additional information on the Earn-out rights and the Class C Shares.
Initial recognition
Financial assets and liabilities are recognized on the Consolidated Statement of Financial Position on the date when Polestar Group becomes party to the contractual terms and conditions (i.e., the transaction date). Financial assets are initially recognized at the price that would be received when selling an asset in an orderly transaction between market participants at the measurement date (i.e., fair value), plus transaction costs directly attributable to the acquisition of the financial asset, except for those financial assets carried at fair value through the Consolidated Statement of Loss and Comprehensive Loss. Financial liabilities are initially recognized at the price that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Subsequent measurement
Financial instruments carried at FVTPL consist of financial assets and liabilities with cash flows other than those of principal and interest on the nominal amount outstanding. Changes in fair value of these instruments are recognized in Profit or Loss as finance income or finance expense.
Financial instruments carried at amortized cost are non-derivative financial instruments with contractual cash flows that consist solely of payments of principal and interest on the nominal amount outstanding. These financial instruments are subsequently carried at amortized cost using the effective interest method. Gains and losses are recognized in the Consolidated Statement of Loss and Comprehensive Loss when financial instruments carried at amortized cost are impaired, modified, extinguished, or derecognized. Interest effects on the application of the effective interest method are also recognized in the Consolidated Statement of Loss and Comprehensive Loss as well as effects from foreign currency translation.
Impairment of financial assets
The Group assesses, on a forward-looking basis, the expected credit loss associated with financial assets measured at amortized cost. The Group uses the simplified approach for estimating the provision for expected credit losses ("ECL"), which requires expected lifetime losses to be recognized from the initial recognition of the receivable. The expected lifetime loss is calculated using a provision matrix which considers historical credit loss experience, current and forward-looking information, including macroeconomic conditions and other factors affecting expected collectability. The ECL provision is reevaluated at each reporting date.
When an ECL is calculated, and if it is material, it is recognized in an allowance account which decreases the amount of trade receivables. The amount of the expected credit loss will be recognized as an expense in the Consolidated Statement of Loss and Comprehensive Loss.
Trade receivables factoring
In situations where Polestar Group enters into an arrangement to sell trade receivables to a third party (i.e., a factor) at a discount, the sale is accounted for in accordance with IFRS 9. Polestar Group evaluates whether these transactions are with or without recourse and applies the derecognition criteria in IFRS 9 to determine if substantially all the risks and rewards of the trade receivables have been transferred to the factor.
For arrangements without recourse, where substantially all risks and rewards have been transferred in exchange for cash, the trade receivables are derecognized. For arrangements with recourse, where substantially all risks and rewards have not been transferred, the trade receivables are not derecognized, and the cash received from the purchaser is accounted for as secured borrowing.
Cash flows from factoring without recourse of trade receivables are classified as cash flows from operating activities in the Consolidated Statement of Cash Flows while cash flows from factoring with recourse are classified as cash flows from financing activities.
Fair value measurement
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required, or permitted, to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would operate, and it also considers assumptions that market participants would use when pricing the asset or liability.
A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Group use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:
Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 – Observable, market-based inputs, other than quoted prices included within Level 1, in active markets for similar assets or liabilities.
Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Polestar Group's assessment of the significance of a particular input to the fair value measurements requires judgement and may affect the valuation of the assets and liabilities being measured and their classification within the fair value hierarchy.
Valuation methodology for the fair value of the financial liability related to the Class C-2 Shares
The Class C-2 Shares represents a derivative financial instrument that is carried at FVTPL using a fair value measurement categorized as Level 2 in the fair value hierarchy based on the observable price for the Class C-1 Shares, which are almost identical instruments, traded in an active market. Class C-1 and C-2 Shares ("Class C Shares") are presented in current liabilities within the Consolidated Statement of Financial Position as they can be exercised by the holder at any time.
Valuation methodology for the fair value of the financial liability related to the Former Parent's contingent Earn-out rights
The Former Parent's contingent Earn-out rights represent a derivative financial instrument that is carried at FVTPL using a fair value measurement categorized as Level 3 in the fair value hierarchy. The Earn-out liability is presented in non-current liabilities within the Consolidated Statement of Financial Position to align with the expected timing of any underlying earn-out payments in December 2028. The fair value of the earn-out is determined using a Monte Carlo simulation that incorporates the term, the five earn-out tranches, and the probability of the Parent's Class A Shares reaching certain daily volume weighted average prices during the earn-out period resulting in the issuance of each tranche of Class A Shares and Class B Shares in Parent to the Former Parent. Refer to Note 17 - Financial instruments for more detail on the Former Parent's Earn-out rights.
Valuation methodology for the fair value of shares granted to employees
Fair values of RSUs and RSAs granted under the At-listing plan, One-time retention bonus plan, Employee Stock Purchase Plan and Special Retention Plan were determined using the Group's share price at the grant date or, where relevant, the closing share price of the business day following the grant date. Shares granted under the Post-listing plan were measured using either the Group's share price in case of RSUs (for non-market-based conditions) or a Monte Carlo simulation model for PSUs (for market-based conditions).
Refer to Note 9 - Share-based payment for a complete listing of all grants, including grant dates, fair value per award and measurement basis.
Inventories
Inventories in Polestar Group includes new, used, and internal vehicles. Internal vehicles are those used by employees or the Group for demonstration, test drive, and various other operating purposes that will be sold as used vehicles. Most internal vehicles are utilized for a period of one year or less prior to sale. Inventories are measured at the lower of cost and NRV and consist primarily of finished goods as of December 31, 2025 and 2024. NRV is calculated as the selling price in the ordinary course of business less estimated costs of completion and selling costs. The cost of inventory primarily includes costs of purchase and costs of conversion. Costs of purchase includes contract manufacturing price and costs incurred in bringing the inventory to its present location and condition, including, but not limited to, costs such as freight and customs duties. Costs of conversion include costs directly related to variable production overheads, including but not limited to, depreciation and amortization on a units of production basis related to certain ROU lease assets utilized in production, machinery and equipment utilized in production, and intellectual property dedicated to our individual vehicle platforms. For groups of similar products, a group valuation methodology is applied to determine the NRV.
Equity
Distributed group contributions to the owners, along with the related tax effect, are recorded in equity in accordance with the principles for shareholder's contributions. If any unconditional shareholder's contributions are received from related party owners, they are recognized in equity.
Currency translation reserve
The currency translation reserve comprises exchange rate differences resulting from the translation of financial reports of foreign operations that have prepared their financial reports in a currency other than Polestar Group's reporting currency.
Accumulated deficit
Accumulated deficit comprises net loss for the year and preceding years less any profits distributed. Accumulated deficit also includes the effects of business combinations under common control within Polestar Group.
Provisions and contingent liabilities
Provisions are recognized on the Consolidated Statement of Financial Position when a legal or constructive obligation exists as a result of a past event, if it is deemed more likely than not that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are regularly reviewed and adjusted as further information becomes available or circumstances change. If the effect of the time value of money is material, non-current provisions are recognized at present value by discounting the expected future cash flows at a pre-tax rate reflecting current market assessments of the time value of money. The unwinding of the discount is expensed as incurred and recognized in the Consolidated Statement of Loss and Comprehensive Loss. The discount rate does not reflect such risks that are taken into consideration in the estimated future cash flow. Revisions to estimated cash flows (both amount and likelihood) are allocated as operating cost. Changes to present value due to the passage of time and revisions of discount rates to reflect prevailing current market conditions are recognized as a borrowing cost.
Warranty provisions
The Group issues various types of product warranties, under which it generally guarantees the performance of products delivered and services rendered for a certain period of time. Estimated warranty costs include contractual warranty costs, warranty campaign (i.e., recall) costs, and warranty cover in excess of contractual warranties or campaigns. Warranty cover in excess of contractual warranties or campaigns occurs when Polestar Group provides a customer warranty type assistance, above and beyond the stated nature of the contract. This type of warranty cover is normal practice in maintaining a strong business relationship with the customer; the Group accordingly includes the estimate of this provision in total estimated warranty costs. In the future, the Group, may at various times initiate a recall if any products or vehicle components, including any systems or parts sourced from our suppliers, prove to be defective or noncompliant with applicable laws and regulations.
All warranty provisions are recognized at the time of the sale of vehicles. The initial calculations of the warranty provisions are based on historical warranty statistics, considering factors like known quality improvements and costs for remedying defaults. The warranty provisions are subsequently adjusted if recalls for specific quality problems are made. On a periodic basis, the provisions are adjusted to reflect the latest available data such as actual spend and exchange rates. Warranty reimbursements from suppliers are recognized as separate assets. Such refunds from suppliers decrease Polestar Group's warranty costs and are recognized to the extent these are considered to be virtually certain, based on historical experience or agreements entered into with suppliers.
Employee benefits provisions
Employee benefits provisions comprise estimated costs related to short-term incentive programs, long-term incentive programs, and post-employment benefit programs. Estimates for these provisions primarily give consideration to employment agreements and regular internal determinations made by the Board's compensation committee regarding cash-based incentives for employees. Refer to the Employee benefits section elsewhere in this footnote for additional discussion on the Group's incentive and post-employment benefits programs.
Litigation provisions
Litigation provisions comprise estimated costs for advisors, settlements, and other legal costs associated with lawsuits under which the Group is a defendant or in circumstances where the Group has indemnified other parties subject to a lawsuit. Estimates for these provisions give consideration to advice from advisors, precedents set by outcomes from lawsuits of similar nature, legal budgets, and internal assessments of trial timing and risk. Refer to Note 22 - Provisions for additional detail of individual litigation provisions for circumstances where the Group's exposure is deemed material.
Other provisions
Other provisions primarily comprise estimated costs for taxes and other miscellaneous items. Estimates for these provisions give consideration to historical trends, various other risks, and specific agreements related to recoveries provided by suppliers which cannot be allocated to any other class of provision.
Contingent liabilities
When a possible obligation does not meet the criteria for recognition as a liability, it may be disclosed as a contingent liability. These possible obligations derived from past events and their existence will be confirmed only when one, or several, uncertain future events, which are not entirely within the Group's control, take place or fail to take place. A contingent liability could also exist for a present obligation, due to a past event, where an outflow of resources is less than likely or when the amount of the obligation cannot be reliably measured.
Borrowing costs
Borrowing costs are expensed as incurred unless they are directly attributable to the acquisition, construction, or production of a qualifying asset and are therefore part of the cost of that asset. In accordance with IAS 23 and IAS 16, borrowing costs related to assets under construction have been capitalized. These borrowing costs relate to special vendor tools and special type bound tooling, which have deferred payment terms.
Voluntary re-presentation from previous years
In order to improve the clarity and consistency of the presentation of the Group's financial position and profit and loss, during the current reporting period, the Group has altered the presentation of certain financial statement line items in the Consolidated Statement of Financial Position and Consolidated Statement of Loss and Comprehensive Loss. The presentation of the comparative information has been adjusted accordingly to ensure consistency with the current period's presentation. The alterations primarily relate to the aggregation of related party and non-related party balances of the same nature and changes in nomenclature of the line items.
Consolidated Statement of Financial Position
Presented below is the impact on the financial statement line items of the changes as of December 31, 2024.

		As of December 31, 2024
	Ref.	As previously reported	Impact of presentation changes	As revised
Assets
Non-current assets
Intangible assets and goodwill		1,040,849	—	1,040,849
Property, plant and equipment		537,743	—	537,743
Vehicles under operating leases		56,137	—	56,137
Other assets[1]		39,740	—	39,740
Deferred tax assets		81,554	—	81,554
Total non-current assets		1,756,023	—	1,756,023
Current assets
Cash and cash equivalents		739,237	—	739,237
Trade receivables and other receivables[2]	(a)+(b)	152,405	80,683	233,088

Trade receivables - related parties	(a)	37,844	(37,844)	—
Accrued income - related parties	(b)	42,839	(42,839)	—
Inventories		1,079,361	—	1,079,361
Current tax assets		5,021	—	5,021
Other assets[3]	(c)	238,907	2,713	241,620
Other current assets - related parties	(c)	2,713	(2,713)	—
Total current assets		2,298,327	—	2,298,327
Total assets		4,054,350	—	4,054,350

Equity
Share capital		(21,169)	—	(21,169)
Other contributed capital		(3,625,027)	—	(3,625,027)
Foreign currency translation reserve		63,152	—	63,152
Accumulated deficit		6,911,604	—	6,911,604
Total equity		3,328,560	—	3,328,560
Liabilities
Non-current liabilities
Contract liabilities[4]		(61,002)	—	(61,002)
Deferred tax liabilities		(630)	—	(630)
Provisions[5]		(94,757)	—	(94,757)
Other non-current liabilities[6]		(71,398)	—	(71,398)
Earn-out liability		(28,778)	—	(28,778)
Loans and borrowings[7]	(d)+(e)	(927,235)	(1,353,827)	(2,281,062)
Lease liabilities[8]	(d)	(47,918)	(56,431)	(104,349)
Other non-current interest-bearing liabilities - related parties	(e)	(1,410,258)	1,410,258	—
Total non-current liabilities		(2,641,976)	—	(2,641,976)
Current liabilities
Trade payables	(f)	(103,368)	(790,546)	(893,914)
Trade payables - related parties	(f)	(790,546)	790,546	—
Accrued expenses - related parties	(g)+(h)	(279,686)	279,686	—
Accrued expenses[9]	(g)+(i)	—	(519,760)	(519,760)
Advance payments from customers		(17,344)	—	(17,344)
Provisions[10]		(72,769)	—	(72,769)
Loans and borrowings[11]	(h)+(j)+(l)	(2,512,394)	(145,445)	(2,657,839)
Current tax liabilities		(28,872)	—	(28,872)
Lease liabilities[12]	(m)	(13,923)	(16,999)	(30,922)
Interest-bearing current liabilities - related parties	(l)+(m)	(100,662)	100,662	—
Contract liabilities[13]		(37,649)	—	(37,649)
Class C Shares liability		(3,500)	—	(3,500)
Other liabilities[14]	(i)+(j)-(k)	(740,577)	262,212	(478,365)
Other current liabilities - related parties	(k)	(39,644)	39,644	—
Total current liabilities		(4,740,934)	—	(4,740,934)
Total liabilities		(7,382,910)	—	(7,382,910)
Total equity and liabilities		(4,054,350)	—	(4,054,350)
1 - Previously presented as "Other non-current assets".
2 - Previously presented as "Trade receivables".
3 - Previously presented as "Other current assets".
4 - Previously presented as "Non-current contract liabilities".
5 - Previously presented as "Other non-current provisions".
6 - Previously presented as "Other non-current liabilities".
7 - Previously presented as "Non-current liabilities to credit institutions".
8 - Previously presented as "Other non-current interest-bearing liabilities".
9 - New line created to present the accrued expenses to related parties and non-related parties.
10 - Previously presented as "Current provisions".
11 - Previously presented as "Current liabilities to credit institutions".
12 - Previously presented as "Interest-bearing current liabilities".
13 - Previously presented as "Current contract liabilities".
14 - Previously presented as "Other current liabilities".
The breakdown of the aggregated reclassifications references above are shown in the following table:

			Classification
Ref.	Nature	Amount	From	To
(g)	Accrued expenses	236,548	Accrued expenses - related parties	Accrued expenses
(h)	Accumulated interest	43,138	Accrued expenses - related parties	Loans and borrowings
(i)	Accrued expenses	283,212	Other current liabilities	Accrued expenses
(j)	Accumulated interest	18,644	Other current liabilities	Loans and borrowings
(k)	Other liabilities	39,644	Other current liabilities - related parties	Other liabilities
(l)	Floorplan and PS3 tooling loan	83,663	Interest-bearing current liabilities - related parties	Loans and borrowings
(m)	Lease	16,999	Interest-bearing current liabilities - related parties	Lease liabilities
Related parties
The Group has reclassified the related party balances that were previously presented as separate line items in the Consolidated Statement of Financial Position. These balances are now presented within the respective line items that correspond to the nature of the underlying transactions. The impacted lines were: trade receivables and other receivables (references (a) and (b)), other assets (reference (c)), lease liabilities (references (d) and (m)), trade payables (reference (f)), accrued expenses (reference (g)), loans and borrowings (references (e) and (l)) and other liabilities (references (e) and (k)).
Interest on loans and borrowings
The Group has reclassified the accumulated interest payable on its financial liabilities to be presented within the loans and borrowings line item in the Consolidated Statement of Financial Position.
Presenting accrued interest together with loans and borrowings provides a clearer and more faithful representation of the total obligation, since the carrying amount of a loan measured at amortized cost naturally includes accrued interest under IFRS 9. Grouping these amounts also avoids unnecessary dispersion of related information and prevents users from misinterpreting the interest as a separate liability. In addition, it enhances comparability across entities, aligns the presentation with the substance of the transaction as encouraged by IAS 1, and facilitates users' assessment of leverage, liquidity, and covenant compliance by showing the full amount of indebtedness in a single line item.
This reclassification was therefore made to enhance the transparency and consistency of Polestar's financial reporting, providing stakeholders with a clearer understanding of the Group's financing obligations.
Accrued expenses
The Group created a new line item in the Consolidated Statement of Financial Position presentation called "Accrued expenses", that consolidates all the accrued expenses (related parties and non-related parties) that were previously presented in multiple line items (refer to the breakdown table above).
Consolidated Statement of Loss
The Group has made the following alterations to presentation for the years ended December 31, 2024 and 2023:

		For the year ended December 31, 2024
	Ref.	As previously reported	Impact of presentation changes	As revised
Revenue		2,034,261	—	2,034,261
Cost of sales		(2,910,428)	—	(2,910,428)
Impairment expense, net of reversals	(a)	—	(622,092)	(622,092)
Other cost of sales		—	(2,288,336)	(2,288,336)
Gross loss		(876,167)	—	(876,167)
Selling, general, and administrative expense		(890,703)	—	(890,703)
Research and development expense		(38,350)	—	(38,350)
Other operating income (expense), net	(b)	(8,091)	8,091	—
Other operating income	(b)	—	59,432	59,432
Other operating expense	(b)	—	(23,818)	(23,818)
Foreign exchange gains (losses) on operating activities, net	(b)	—	(43,705)	(43,705)
Operating loss		(1,813,311)	—	(1,813,311)
Finance income		23,879	—	23,879
Finance expense	(c)	(393,785)	52,603	(341,182)
Foreign exchange gains (losses) on financial activities, net	(c)	—	(52,603)	(52,603)
Fair value change - Earn-out rights		126,624	(126,624)	—
Fair value change - Class C Shares		2,500	(2,500)	—
Fair value change - Class C Shares and Earn-out rights	(d)	—	129,124	129,124
Share of losses in associates		(4,970)	—	(4,970)
Loss before income taxes		(2,059,063)	—	(2,059,063)
Income tax benefit		9,166	—	9,166
Net loss		(2,049,897)	—	(2,049,897)

		For the year ended December 31, 2023
	Ref.	As previously reported	Impact of presentation changes	As revised
Revenue		2,368,085	—	2,368,085
Cost of sales		(2,778,222)	—	(2,778,222)
Impairment expense, net of reversals	(a)	—	(339,568)	(339,568)
Other cost of sales		—	(2,438,654)	(2,438,654)
Gross loss		(410,137)	—	(410,137)
Selling, general, and administrative expense		(944,177)	—	(944,177)
Research and development expense		(157,280)	—	(157,280)
Other operating income (expense), net	(b)	42,080	(42,080)	—
Other operating income	(b)	—	62,937	62,937
Other operating expense	(b)	—	(58,323)	(58,323)
Foreign exchange gains (losses) on operating activities, net	(b)	—	37,466	37,466
Operating loss		(1,469,514)	—	(1,469,514)
Finance income	(c)	69,565	(37,236)	32,329
Finance expense		(213,242)	—	(213,242)
Foreign exchange gains (losses) on financial activities, net	(c)	—	37,236	37,236
Fair value change - Earn-out rights		443,168	(443,168)	—
Fair value change - Class C Shares		22,000	(22,000)	—
Fair value change - Class C Shares and Earn-out rights	(d)	—	465,168	465,168
Share of losses in associates		(43,304)	—	(43,304)
Loss before income taxes		(1,191,327)	—	(1,191,327)
Income tax benefit		9,452	—	9,452
Net loss		(1,181,875)	—	(1,181,875)
There were no modifications in the net loss of the years ended December 31, 2024 and 2023, therefore, no changes in the basic and diluted loss per share.
Cost of sales (a)
The CGU impairment was segregated in a subtotal from the cost of sales line as this is a material amount of a distinct nature.
Operational results (b)
The other income and expense were previously presented net, and the revised change presents the other operating income, other operating expense and the foreign exchange results separately. This breakdown improves transparency, allowing the reader to clearly distinguish income, expense, and currency impacts from the Company's operating results.
Financial results (c)
Foreign exchange results were segregated in the revised consolidated profit and loss to provide a clearer view of financial gains and losses from currency fluctuations.
Results of fair value changes (d)
The lines of fair value changes from Earn-out rights and Class C Shares were previously disclosed separately. Given their nature and materiality, those lines were aggregated in one line item, called "Fair value changes - Earn-out rights and Class C shares".

The comparative years ended December 31, 2024 and 2023 in the Consolidated Statement of Loss and Comprehensive Loss have been presented considering the changes described above.